CONCENTRATIONS	3 Months Ended
Jun. 30, 2013
Risks and Uncertainties [Abstract]
CONCENTRATIONS

11. CONCENTRATIONS

Credit is granted to most customers.  The Company performs periodic credit evaluations of customers’ financial condition and generally does not require collateral.

Sales to one customer of the Company accounted for approximately 52%, 61% and 82% of sales for the years ended December 31, 2011 and 2012 and the six months ended June 30, 2013, respectively.  Amounts due from this customer represented approximately, 18%, 22%, and 100% of accounts receivable outstanding as of December 31, 2011, 2012 and June 30, 2013, respectively.